UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (check only one):  [  ] is a restatement
                                    [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Thrivent Asset Management, LLC
Address:  625 Fourth Avenue South
          Minneapolis, MN   55415

Form 13F File Number:  28-11983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Randall L. Boushek
Title:  Senior Vice President
Phone:  (612) 340-7348

Signature, Place, and Date of Signing:

  /s/ Randall L. Boushek         Minneapolis, Minnesota        11/02/07
  -------------------------      ----------------------        -------
         [Signature]                  [City, State]            [Date]

Report Type (check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

1.  Thrivent Financial for Lutherans, Form 13F File Number 28-00545